Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands		7 Months Ended	12 Months Ended
	Nov. 15, 2018	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Balance, beginning			$ 68,727	$ 27,948
Convertible note maturity			4,159	17,789
Asset acquisition of FOH Online Inc.	$ 6,872
Balance, ending		27,948	134,183	68,727
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning		3,108	68,727	27,948
Issuance of new shares, cash collected		24,840	23,248	22,990
Issuance of new shares, Settle Shareholder loan			12,242
Issuance of new shares, Shares issued in lieu of consultancy fee			692
Shares issued in lieu of inventory payment			4,047
Convertible note maturity			4,159	17,789
Business combination with Naked Brand Group Inc.			14,196
Asset acquisition of FOH Online Inc.			6,872
Balance, ending		$ 27,948	$ 134,183	$ 68,727
Shares issued during the period		24,839	6,682,587	10,180
Balance, ending		274,839	29,640,965	285,019
Bendon Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		250,000	20,889,940	274,839
Naked Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period			2,068,438